Other Operating Expenses - Summary of Sales and Marketing Expense (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Expense By Nature [Abstract]
Marketing	$ 1,733	$ 3,913	$ 1,176
Events		2,961
Research	24	199
Media	623	1,815	98
Sales and marketing expense	$ 2,380	$ 8,888	$ 1,274